Inventory	6 Months Ended
Jun. 30, 2026
Inventory
Inventory

11.Inventory

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Raw materials	1,311	1,315
Work in progress	748	1,851
Finished goods	1,647	1,494
Total Inventory	3,706	4,660

The decrease in inventory is mainly due to a decrease in work in progress partly offset by an increase in finished goods.